Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Macroeconomic Variables impacted in Determining ECLs) (Details)	3 Months Ended
Jan. 31, 2024
Base Forecast [Member] | Average Q1 2024 - Q4 2024 [Member]
Disclosure of detailed information about financial instruments [table]
U.S. 10-year treasury yield	3.95%
U.S. 10-year BBB spread	2.16%
Exchange rate (U.S. dollar/Canadian dollar)	0.73
Base Forecast [Member] | Average Q1 2024 - Q4 2024 [Member] | Canada [member]
Disclosure of detailed information about financial instruments [table]
Unemployment rate	6.50%
Real GDP	0.50%
Home prices	(3.10%)
Central bank policy interest rate	4.25%
Base Forecast [Member] | Average Q1 2024 - Q4 2024 [Member] | United States [member]
Disclosure of detailed information about financial instruments [table]
Unemployment rate	4.20%
Real GDP	1.50%
Home prices	0.60%
Central bank policy interest rate	5.13%
Base Forecast [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [table]
U.S. 10-year treasury yield	3.22%
U.S. 10-year BBB spread	1.80%
Exchange rate (U.S. dollar/Canadian dollar)	0.79
Base Forecast [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [table]
Unemployment rate	6.10%
Real GDP	1.90%
Home prices	3.10%
Central bank policy interest rate	2.31%
Base Forecast [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [table]
Unemployment rate	4.00%
Real GDP	1.80%
Home prices	1.90%
Central bank policy interest rate	2.89%
Upside Scenario [Member] | Average Q1 2024 - Q4 2024 [Member]
Disclosure of detailed information about financial instruments [table]
U.S. 10-year treasury yield	4.28%
U.S. 10-year BBB spread	1.91%
Exchange rate (U.S. dollar/Canadian dollar)	0.77
Upside Scenario [Member] | Average Q1 2024 - Q4 2024 [Member] | Canada [member]
Disclosure of detailed information about financial instruments [table]
Unemployment rate	5.80%
Real GDP	0.80%
Home prices	(1.00%)
Central bank policy interest rate	4.88%
Upside Scenario [Member] | Average Q1 2024 - Q4 2024 [Member] | United States [member]
Disclosure of detailed information about financial instruments [table]
Unemployment rate	3.90%
Real GDP	2.20%
Home prices	2.00%
Central bank policy interest rate	5.38%
Upside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [table]
U.S. 10-year treasury yield	3.31%
U.S. 10-year BBB spread	1.74%
Exchange rate (U.S. dollar/Canadian dollar)	0.81
Upside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [table]
Unemployment rate	5.80%
Real GDP	1.80%
Home prices	2.60%
Central bank policy interest rate	2.41%
Upside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [table]
Unemployment rate	4.00%
Real GDP	1.90%
Home prices	2.30%
Central bank policy interest rate	2.91%
Downside Scenario [Member] | Average Q1 2024 - Q4 2024 [Member]
Disclosure of detailed information about financial instruments [table]
U.S. 10-year treasury yield	3.82%
U.S. 10-year BBB spread	2.63%
Exchange rate (U.S. dollar/Canadian dollar)	0.71
Downside Scenario [Member] | Average Q1 2024 - Q4 2024 [Member] | Canada [member]
Disclosure of detailed information about financial instruments [table]
Unemployment rate	7.30%
Real GDP	(1.10%)
Home prices	(10.80%)
Central bank policy interest rate	3.72%
Downside Scenario [Member] | Average Q1 2024 - Q4 2024 [Member] | United States [member]
Disclosure of detailed information about financial instruments [table]
Unemployment rate	5.20%
Real GDP	(0.20%)
Home prices	(8.30%)
Central bank policy interest rate	4.22%
Downside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [table]
U.S. 10-year treasury yield	3.19%
U.S. 10-year BBB spread	2.09%
Exchange rate (U.S. dollar/Canadian dollar)	0.74
Downside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [table]
Unemployment rate	7.20%
Real GDP	2.10%
Home prices	3.10%
Central bank policy interest rate	1.88%
Downside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [table]
Unemployment rate	5.40%
Real GDP	2.10%
Home prices	4.20%
Central bank policy interest rate	2.38%